SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Cash, cash equivalents, time deposits and restricted cash

	December 31,
	2022	2023
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	195,774	220,864
US dollar denominated bank deposits with financial institutions in the PRC	354	360
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	574	4,519
HK dollar denominated bank deposits with financial institutions in HK SAR	37	48
RMB denominated bank deposits with a financial institution in HK SAR	797	114
US dollar denominated bank deposits with a financial institution in the U.S.	251	255
USD denominated bank deposits with a financial institution in Canada	—	2
CAD denominated bank deposits with financial institutions in HK SAR	2	—
CAD denominated bank deposits with a financial institution in Canada	844	1,402
Total	198,633	227,564

Schedule of Property, Plant and Equipment, Useful Life

Furniture	5 years
Office equipment	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of net revenues

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Tuition fee	1,223,760	1,384,602	1,372,460
Certification service fee	4,184	13,158	3,482
Others	11,594	4,993	2,885
Business taxes and surcharges	(3,265)	(2,909)	(3,635)
Total net revenues	1,236,273	1,399,844	1,375,192

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	15,736	18,113	6,350
Services transferred over time	1,220,537	1,381,731	1,368,842
Total net revenues	1,236,273	1,399,844	1,375,192